Deferred initial public offering (“IPO”) costs (Details Narrative)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Aug. 13, 2025 USD ($)	Aug. 13, 2025 SGD ($)	Apr. 30, 2025 SGD ($)
Deferred Initial Public Offering Ipo Costs
Deferred initial public offering costs			$ 824,085	$ 1,049,720	$ 1,049,720